Provision for Income Taxes (Details) - HKD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Provision for Income Taxes [Line Items]
Assessable profit (in Dollars)	$ 2
Income tax rate	16.50%	16.50%	16.50%
Profit tax rate	15.37%	15.67%	14.83%
Hong Kong [Member]
Provision for Income Taxes [Line Items]
Assessable profit (in Dollars)	$ 2
Income tax rate	16.50%
Profit tax rate	15.37%	15.67%	14.83%
Hong Kong [Member] | Minimum [Member]
Provision for Income Taxes [Line Items]
Income tax rate	8.25%
Profit tax rate	8.25%
Hong Kong [Member] | Maximum [Member]
Provision for Income Taxes [Line Items]
Assessable profit (in Dollars)	$ 2
Income tax rate	16.50%
Profit tax rate	16.50%